Condensed Consolidated Statements of Loss (Unaudited) (Parenthetical)		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity [Abstract]
Reverse stock split	1-for-30	1-for-30	1-for-30	1-for-30